Financial Instruments - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 95	$ 211
Derivative Liabilities, Total	(249)	(69)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	62	107
Derivative Liabilities, Total	(122)	(35)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	47	61
Derivative Liabilities, Total	(105)	(29)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	15	30
Derivative Liabilities, Total	(17)	(6)
Derivatives Designated as Hedging Instruments [Member] | Cross Currency Swaps [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total		16
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	33	104
Derivative Liabilities, Total	(127)	(34)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	31	100
Derivative Liabilities, Total	(116)	(30)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	2	4
Derivative Liabilities, Total	$ (11)	$ (4)